Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share	The following table reflects the income and share data used in the basic and diluted earnings per share calculations:
	Year ended December 31,
	2023	2022	2021
(In USD ’000 except share and per share data)
Net Income	118,194	89,234	46,814
Less: net income attributable to the Earnout Shares	(7,469)	(4,906)	(1,968)
Less: dividends attributable to the common shares under share-based compensation plan	(30)	(147)	(131)
Net income available to common shareholders	110,695	84,181	44,715
Weighted average number of shares – basic	42,943,535	45,546,262	45,470,957
Common shares under share-based compensation plan	525,341	120,872	70,060
Weighted average number of shares – diluted	43,468,876	45,667,134	45,541,017
Basic earnings per share	2.58	1.85	0.98
Diluted earnings per share	2.55	1.84	0.98